Merger (Details Narrative) $ / shares in Units, £ in Thousands									2 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
		Sep. 22, 2023 USD ($) $ / shares shares	Sep. 22, 2023 USD ($) $ / shares shares	Dec. 15, 2022 USD ($)	Dec. 15, 2022 GBP (£)	Nov. 04, 2022 shares	Nov. 16, 2021 USD ($) shares	Nov. 16, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares		Sep. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 25, 2023 $ / shares	Jan. 26, 2023 $ / shares
Business Acquisition [Line Items]
Common stock, shares issued									1,000							2,000
Common stock, shares outstanding									1,000							2,000
Number of shares converted						1,000
Shares issued during the period, value				$ 3,900,000	£ 3,250						$ 19,779,000			$ 19,779,000
Proceeds from issuance of common stock | $														151,000
Proceeds from Merger and related PIPE Financing, net of transaction cost | $														$ 8,494,000
Private Placement [Member]
Business Acquisition [Line Items]
Proceeds from Merger and related PIPE Financing, net of transaction cost | $		$ 8,500,000
Common Stock [Member]
Business Acquisition [Line Items]
Common stock, shares issued									0		72,813,776			72,813,776		64,626,430
Common stock, shares outstanding											72,813,776			72,813,776		64,626,430
Shares issued during the period											2,000,000			2,000,000		1,000
Shares issued for services											1,300,000			1,300,000
Shares issued during the period, value | $
Alliance Global Partners [Member]
Business Acquisition [Line Items]
Shares issued during the period														1,300,000
Exercise price of warrants | $ / shares											$ 11.00			$ 11.00
Murphy Canyon Acquisition Corp [Member]
Business Acquisition [Line Items]
Exercise price of warrants | $ / shares													$ 0.01			$ 0.01
Deferred underwriting fee | $													$ 4,628,750			$ 4,628,750
Shares issued, purchase price | $ / shares																		$ 0.035
Shares issued during the period, value | $									$ 25,000	[1],[2]		$ 7,520,350				7,520,350
Proceeds from issuance of common stock | $									$ 25,000
Murphy Canyon Acquisition Corp [Member] | Subscription Agreements [Member]
Business Acquisition [Line Items]
Shares issued during the period		2,000,000
Warrants to purchase common stock		54,000	54,000
Exercise price of warrants | $ / shares											$ 11.50			$ 11.50			$ 11.00
Shares issued, purchase price | $ / shares		$ 10.00	$ 10.00
Shares issued during the period, value | $		$ 20,000,000
Proceeds from issuance of common stock | $		$ 20,000,000.0
Murphy Canyon Acquisition Corp [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Common stock, shares issued									0				754,000			754,000
Common stock, shares outstanding									0				754,000			754,000
Number of shares transferred		709,000
Shares issued, purchase price | $ / shares													$ 10.33
Murphy Canyon Acquisition Corp [Member] | Common Class B [Member]
Business Acquisition [Line Items]
Common stock, shares issued									3,306,250				3,306,250			3,306,250
Common stock, shares outstanding									3,306,250				3,306,250			3,306,250
Murphy Canyon Acquisition Corp [Member] | Director [Member]
Business Acquisition [Line Items]
Shares issued during the period													15,000			15,000
Murphy Canyon Acquisition Corp [Member] | Director [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Number of shares transferred		45,000
Murphy Canyon Acquisition Corp [Member] | Sponsor [Member] | Common Class B [Member]
Business Acquisition [Line Items]
Shares issued during the period							4,312,500	4,312,500
Number of shares converted		3,306,250
Shares issued during the period, value | $							$ 25,000	$ 25,000
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Business acquisition right to receive number of shares		32,313.21
Number of shares issued		64,626,430
Common stock conversion basis		one-for-one basis
Number of shares held prior to business combination		58,066,000	58,066,000
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Subscription Agreements [Member]
Business Acquisition [Line Items]
Shares issued during the period		2,000,000
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Shares issued during the period												754,000				754,000
Shares issued during the period, value | $										[1],[2]		$ 75				$ 75
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Common Class B [Member]
Business Acquisition [Line Items]
Shares issued during the period	[1],[2]								3,306,250
Shares issued during the period, value | $									$ 331	[1],[2]
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Conduit Convertible Note Holders [Member]
Business Acquisition [Line Items]
Shares issued during the period		373,570	373,570
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Conduit Share Holdersand Convertible Note Holders [Member]
Business Acquisition [Line Items]
Number of shares issued		65,000,000
Murphy Canyon Acquisition Corp [Member] | Common Stock [Member] | Director [Member]
Business Acquisition [Line Items]
Common stock conversion basis		one-for-one basis
Murphy Canyon Acquisition Corp [Member] | Old Conduit Pharmaceuticals Limited [Member]
Business Acquisition [Line Items]
Common stock, shares issued		2,000	2,000
Common stock, shares outstanding		2,000	2,000
Murphy Canyon Acquisition Corp [Member] | Alliance Global Partners [Member]
Business Acquisition [Line Items]
Cash fee | $		$ 6,500,000
Shares issued for services		1,300,000
Warrants to purchase common stock		54,000	54,000
Exercise price of warrants | $ / shares		$ 11.00	$ 11.00
Deferred underwriting fee | $		$ 4,600,000
Financial advisory fee | $		$ 5,600,000
Warrants to purchase common stock		54,000	54,000
Cash payments due | $		$ 5,700,000	$ 5,700,000
Interest rate		5.50%	5.50%

[1]	Includes an aggregate of up to 431,250 shares of Common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The underwriters exercised the over-allotment option in full on February 7, 2022. As such, the Class B common stock is no longer subject to forfeiture (see Notes 5 and 6).
[2]	On January 26, 2022, the Sponsor surrendered and forfeited 1,006,250 founder shares for no consideration following which the Sponsor holds 3,306,250 founder shares. All share amounts have been retroactively restated to reflect this surrender (see Note 5).